Share capital (Details 1) - USD ($)	3 Months Ended
	Mar. 31, 2020	Mar. 31, 2019
Statement Line Items [Line Items]
Total stock-based compensation expense recognized	$ 607,510	$ 690,472
Granted in 2015 [Member]
Statement Line Items [Line Items]
Total stock-based compensation expense recognized	428,878	677,434
Granted in 2018 [Member]
Statement Line Items [Line Items]
Total stock-based compensation expense recognized		13,038
Granted in 2020 [Member]
Statement Line Items [Line Items]
Total stock-based compensation expense recognized	$ 178,632